Interim Condensed Consolidated Statements of Operations and Other Comprehensive Income - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Interim Condensed Consolidated Statements of Operations and Other Comprehensive Income
Research and development expenses	€ (130,657)	€ (84,295)
General and administrative expenses	(49,350)	(40,192)
Selling expenses	(6,340)	(4,252)
Other income	721	1,435
Other expenses	(262)	(1,222)
Operating loss	(185,888)	(128,526)
Finance income	108,806	3,021
Finance expenses	(8,488)	(258,739)
Financial result	100,318	(255,718)
Share of loss in a joint venture	(1,356)	(1,165)
Loss before income tax	(86,926)	(385,409)
Income tax expense	(23)	(83)
Net loss for the period	(86,949)	(385,492)
Other comprehensive (loss) / income
Other comprehensive income that may be reclassified to profit or loss	217	45
Exchange differences on translation of foreign business units	217	45
Items that will not be subsequently reclassified to profit or loss	43	10
Remeasurement of defined pension benefit obligation	43	10
Other comprehensive income	260	55
Total consolidated comprehensive loss for the period	€ (86,689)	€ (385,437)
Loss per share basic (in Euro per share)	€ (0.12)	€ (0.89)
Loss per share diluted (in Euro per share)	€ (0.12)	€ (0.89)